AFS and HTM Debt Securities, Realized Gains and Losses (Details) - Debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-For-Sale Debt Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 227	$ 155	$ 948
Gross realized losses	(24)	(19)	(207)
OTTI write-downs	(63)	(28)	(262)
Net realized gains from available-for-sale debt securities	$ 140	$ 108	$ 479